Note 23 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of the components of cash and cash equivalents [text block]
	2024	2023
Bank balances	4,260	4,252
Restricted cash*	–	2,456
Cash and cash equivalents	4,260	6,708
Overdrafts	(12,928)	(17,740)
Net cash and cash equivalents	(8,668)	(11,032)

Summary quantitative data about entity's exposure to risk [text block]
	Date drawn	Expiry	Repayment term	Principal value (million)	Balance drawn at December 31, 2024 (million)
Overdraft facilities
Stanbic Bank Limited - ZiG	Mar-24	Mar-25	On demand	ZiG6.7	$Nil
Stanbic Bank Limited - USD	Mar-24	Mar-25	On demand	$4.0	$1.5
CABS Bank - USD	Oct-24	Oct-25	On demand	$0.8	$0.7
Ecobank - USD	Mar-24	Feb-25	On demand	$6.0	$4.4
Nedbank - USD	Apr-24	Apr-25	On demand	$7.0	$6.3

Letter of credit
Stanbic Bank Limited – USD		Mar-25		$2.5	$Nil